INVENTORIES AND SUPPLIES (Details) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
INVENTORIES AND SUPPLIES [abstract]
Materials and supplies	¥ 5,064		¥ 5,758
Oil in tanks	1,377		1,483
Less: Provision for inventory obsolescence	(797)		(927)
Total inventories and supplies	¥ 5,644	$ 865	¥ 6,314